Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025 EUR (€)	Aug. 31, 2025	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Apr. 30, 2024 GWh / yr item	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Reconciliation of changes in fair value measurement
Distributions to noncontrolling interests								€ 505,304		€ 178,661
Transactions with noncontrolling interests without loss of control								(356,527)		(594)
Put option liabilities								328,407		46,454
Income tax expense						€ 75,225	€ 116,534	214,528		255,058
Assets at beginning of period								33,566,579
Assets at end of period	€ 30,887,005		€ 30,887,005			30,887,005	€ 32,510,801	30,887,005		32,510,801	€ 33,566,579
Liabilities at beginning of period								17,798,066
Liabilities at end of period	€ 16,978,599		16,978,599			16,978,599		16,978,599			17,798,066
InterWell Health LLC
Reconciliation of changes in fair value measurement
Ownership percentage	92.00%	75.00%
Noncontrolling interests
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control								(83,692)		2,689
Additional paid in capital
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control								(272,835)		(3,283)
Retained earnings
Reconciliation of changes in fair value measurement
Put option liabilities								328,407		46,454
Shareholders of Interwell Health
Reconciliation of changes in fair value measurement
Settlement of put options held by non-physician investors			311,614	$ 363,272
Distributions to noncontrolling interests								311,614
Increase (decrease) in put option liabilities								(312,941)
Income tax expense								(34,679)	$ (38,792)
Shareholders of Interwell Health | Noncontrolling interests
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control								(76,201)
Shareholders of Interwell Health | Additional paid in capital
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control								(235,413)
Shareholders of Interwell Health | Retained earnings
Reconciliation of changes in fair value measurement
Put option liabilities								312,941
Maximum
Reconciliation of changes in fair value measurement
Term of virtual power purchase agreement					15 years
Germany
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item					2
Expected annual electricity production under VPPAs | GWh / yr					125
United States
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item					1
Expected annual electricity production under VPPAs | GWh / yr					458
Percentage of company's 2024 electricity consumption covered by vPPAs					54.00%
European Union
Reconciliation of changes in fair value measurement
Percentage of company's 2024 electricity consumption covered by vPPAs					72.00%
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets (liabilities) at beginning of period								(25,394)
Settlements								8,663			460
Gain (loss) recognized in profit or loss								16,162			(24,959)
Foreign currency translation and other changes								1,127			(895)
Assets (liabilities) at end of period	€ 558		€ 558			€ 558		€ 558			(25,394)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity prices
Reconciliation of changes in fair value measurement
Increase in input	10.00%		10.00%	10.00%		10.00%		10.00%	10.00%
Decrease in input	10.00%		10.00%	10.00%		10.00%		10.00%	10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input								€ 26,135
Sensitivity of derivatives embedded in vPPAs to decrease in input								€ (25,986)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected production volumes
Reconciliation of changes in fair value measurement
Increase in input	10.00%		10.00%	10.00%		10.00%		10.00%	10.00%
Decrease in input	10.00%		10.00%	10.00%		10.00%		10.00%	10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input								€ 56
Sensitivity of derivatives embedded in vPPAs to decrease in input								€ (56)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected interest rates
Reconciliation of changes in fair value measurement
Increase in input	1.00%		1.00%	1.00%		1.00%		1.00%	1.00%
Decrease in input	1.00%		1.00%	1.00%		1.00%		1.00%	1.00%
Sensitivity of derivatives embedded in vPPAs to increase in input								€ 426
Sensitivity of derivatives embedded in vPPAs to decrease in input								(515)
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period								29,154		32,002	32,002
Increase								1,553			3,085
Gain / loss recognized in profit or loss								(12,422)			(7,773)
Foreign currency translation and other changes								(2,843)			1,840
Assets at end of period	€ 15,442		€ 15,442			€ 15,442		15,442			29,154
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period								142,264
Increase								7,397			41,225
Decrease								(16,176)			(2,292)
Reclassifications											90,457
Gain / loss recognized in profit or loss								(8,564)			4,987
Foreign currency translation and other changes								(14,533)			7,887
Assets at end of period	110,388		110,388			110,388		110,388			142,264
Variable payments outstanding for acquisitions | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period								7,933		35,751	35,751
Increase								678			86
Decrease								(4,649)			(23,472)
Gain / loss recognized in profit or loss								(942)			(4,796)
Foreign currency translation and other changes								(594)			364
Liabilities at end of period	2,426		2,426			2,426		2,426			7,933
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period								1,299,117		€ 1,372,008	1,372,008
Increase								14,431			8,127
Decrease								(335,735)			(71,990)
Gain / loss recognized in equity								(7,103)			(91,987)
Foreign currency translation and other changes								(142,380)			82,959
Liabilities at end of period	€ 828,330		€ 828,330			€ 828,330		€ 828,330			€ 1,299,117
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input, liabilities	10.00%		10.00%	10.00%		10.00%		10.00%	10.00%
Increase (decrease) in fair value due to increase in input, liabilities								€ 67,206
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%		1.00%	1.00%		1.00%		1.00%	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%		1.00%	1.00%		1.00%		1.00%	1.00%